Ancora Trust
Ancora Income Fund
Schedule of Investments
March 31, 2024

	Shares	Value
Bonds & Corporate Bond Trust Certificated - 21.03%

Trust Certificates - 2.31%
Eagle Point Credit Co., Inc., 6.688%, due 04/30/2028	10,156	247,806
Scorpio Tankers, Inc., 7.000%, due 06/30/2025	23,000	578,450
		826,256

Traditional Corporate Bonds - 18.72%	Principal Amount	Value
Blackstone Private Credit Fund, 7.050%, due 09/29/2025	350,000	355,297
Citigroup, Inc., 7.625%, due 11/15/2028	750,000	787,497
Energy Transfer LP, 7.125%, due 5/15/2030	350,000	341,880
Fifth Third Bancorp, 8.72077%, due 3/31/2024	850,000	840,158
Ford Motor Credit Co. LLC, 7.350%, due 11/04/2027	250,000	262,270
Lincoln National Corp., 9.250%, due 12/01/2027	350,000	376,950
NRG Energy, Inc., 10.250%, due 03/15/2028	500,000	536,128
PNC Financial Services Group, Inc., 6.250%, due 03/15/2030	250,000	242,088
PNC Financial Services Group, Inc., 6.200%, due 09/15/2027	350,000	349,025
The Allstate Corp., 8.5066%, due 08/15/2053	350,000	350,132
The Bank of Nova Scotia, 8.625%, due 10/27/2027	500,000	520,798
The Goldman Sachs Group, Inc., 7.500%, due 02/10/2029	500,000	530,409
The Toronto Dominion Bank, 8.125%, due 10/31/2027	500,000	524,424
USB Float, 6.596%, due 04/15/2024	250,000	203,467
Wells Fargo & Co., 7.625%, due 09/15/2028	450,000	480,558
		6,701,079

TOTAL BONDS & CORPORATE BOND TRUST CERTIFICATES (Cost $7,282,300)		7,527,336

Traditional Preferred - 70.09%
Affiliated Managers Group, Inc., 5.875%, due 03/30/2059	8,000	189,600
Affiliated Managers Group, Inc., 4.750%, due 09/30/2060	5,000	96,000
Affiliated Managers Group, Inc. 6.750%, due 3/30/2029	21,000	535,920
AGNC Investment Corp., 6.125%, due 04/15/2025	20,000	459,200
AGNC Investment Corp., 6.875%, due 04/15/2025	23,000	564,650
Annaly Capital Management, Inc., 6.750%, due 6/30/2024	25,000	620,750
Apollo Global Management, Inc., 7.625%, due 09/15/2053	40,000	1,058,000
Arbor Realty Trust Inc., 6.375%, due 06/02/2026	25,000	489,000
Aspen Insurance Holdings Ltd., 5.625%, due 01/01/2027	8,000	163,280
Aspen Insurance Holdings Ltd., 5.625%, due 10/01/2024	9,000	184,050
Assurant, Inc., 5.250%, 01/15/2026	15,000	342,000
Athene Holding Ltd., 5.625%, due 09/30/2024	17,000	369,070
Athene Holding Ltd., 6.350%, due 6/30/2029	20,000	476,600
Athene Holding Ltd., 7.250%, due 3/30/2064	22,500	573,300
Atlanticus Holdings Corp., 6.125%, due 11/30/2026	25,100	574,790
Atlanticus Holdings Corp., 9.250%, due 1/31/2029	10,000	250,000
Axis Capital Holdings Ltd., 5.500%, due 12/31/2049	10,000	226,700
Bank of America Corp., 6.298190%, due 03/14/2024	25,000	530,000
Bank OZK, 4.625%, due 11/15/2026	7,500	131,025
Brookfield Infrastructure Partners LP, 5.125%, due 10/15/2025	10,000	181,400
Carlyle Finance LLC., 4.625%, due 05/15/2061	15,000	292,650
Compass Diversified Holdings, 7.875%, due 01/30/2025	17,500	439,600
Energy Transfer Operating, LP, 7.600%, due 05/15/2024	20,000	506,000
Enterprise Financial Services Corp., 5.000%, due 12/15/2026	25,000	486,250
Equitable Holdings, Inc., 5.250%, due 12/15/2024	5,000	114,150
F&G Annuities & Life, Inc., 7.950%, due 12/15/2053	20,000	523,200
Federal Agricultural Mortgage Corp., 5.250%, due 10/17/2025	16,700	365,563
Federal Agricultural Mortgage Corp., 5.750%, due 07/17/2025	15,000	360,302
Fifth Third Bancorp, 6.000%, due 12/31/2025	2,455	61,571
First Citizens Bancshares, Inc., 5.625%, due 01/04/2027	17,500	407,575
Ford Motor Co., 6.500%, 08/15/2062	15,000	372,600
Global Net Lease, Inc., 6.875%, due 11/26/2024	25,000	472,500
Golar LNG Partners LP. 8.750%, due 03/14/2024	27,500	286,000
Great Ajax Corp., 7.250%, due 04/30/2024	15,000	373,650
Green Brick Partners, Inc., 5.750%, due 12/23/2026	22,500	514,688
Huntington Bancshares, Inc., 6.875%, due 04/15/2028	17,550	429,273
Huntington Bancshares, Inc., 6.875%, due 04/15/2028	5,000	113,800
Jackson Financial Inc., 8.000%, due 03/30/2028	23,000	611,110
KeyCorp, 5.650%, due 03/15/2024	20,000	425,200
KeyCorp, 6.200%, due 12/15/2027	25,000	572,750
Lincoln National Corp., 9.000%, due 12/01/2027	18,000	496,260
MFA Financial, Inc., 8.875%, due 2/15/2029	10,000	256,200
MainStreet Bancshares, Inc., 7.500%, due 09/03/2025	6,500	154,505
Morgan Stanley, 6.500%, due 10/15/2027	10,000	263,100
Morgan Stanley. 5.850%, due 04/15/2027	20,000	499,800
Brookfield Oaktree Holdings, LLC, 6.550%, due 03/14/2024	11,000	254,980
OFS Credit Co., 6.125%, due 04/30/2026	20,920	499,570
Oxford Lane Capital Corp., 6.250%, due 02/28/2027	25,000	586,250
PennyMac Mortgage Investment Trust, 6.750%, due 08/24/2026	23,000	437,920
Priority Income Fund, Inc., 6.000%, 12/31/2026	6,825	157,999
Prospect Capital Corp., 5.350%, due 07/01/2026	15,000	286,350
Raymond James Financial, Inc., 6.375%, due 07/01/2024	11,118	278,758
Ready Capital Corp., 6.500%, due 06/30/2026	23,000	423,430
Redwood Trust, Inc., 10.000%, due 04/15/2028	15,000	369,900
Reinsurance Group of America, Inc., 7.125%, due 10/15/2027	10,000	258,900
Rithm Capital Corp., 7.125%, due 08/15/2024	23,000	561,660
Steel Partners Holding LP., 6.000%, due 02/07/2026	20,000	481,200
Synchrony Financials, 8.250%, due 5/15/2029	10,000	250,100
Stifel Financial Corp., 4.500%, due 08/15/2026	25,000	483,000
Stifel Financial Corp., 6.125%, due 06/15/2025	5,000	125,250
Stifel Financial Corp., 6.250%, due 03/15/2024	14,700	365,001
Summit Hotel Properties, Inc., 6.250%, due 03/14/2024	20,000	411,400
TPG Operating Group II, L.P., 6.950, due 3/15/2064	10,000	262,800
The Allstate Corp., 7.375%, due 07/15/2028	38,300	1,028,355
The Southern Co., 4.950%, due 01/30/2080	6,500	149,435
		25,085,889

TOTAL TRADITIONAL PREFERRED (Cost $26,007,810)		25,085,889

REIT Senior Securities - 2.56%
Pebblebrook Hotel Trust, 6.300%, due 01/11/2024	25,000	510,000
UMH Properties, Inc., 6.375%, Series D	18,000	407,160
		917,160

TOTAL REIT SENIOR SECURITIES (Cost $989,511)		917,160

Common Stocks - 4.54%

Air Freight & Logistics - 0.63%
United Parcel Service, Inc.	1,500	222,945
		222,945

Capital Markets - 0.41%
AllianceBernstein Holding LP	4,200	145,908
		145,908

Equity Real Estate Investment Trusts - 0.37%
Arbor Realty Trust, Inc.	10,000	132,500
		132,500

Pharmaceuticals - 2.08%
Organon & Co.	10,000	188,000
Pfizer, Inc.	20,000	555,000
		743,000

Oil, Gas & Consumable Fuels - 1.06%
Enterprise Products Partners LP	13,000	379,340
		379,340

TOTAL COMMON STOCKS (Cost $1,524,960)		1,623,693

Money Market Funds - 1.09%
First American Funds Government Obligation Class Y 4.94% (a)	390,505	390,505
		390,505

TOTAL MONEY MARKET FUNDS (Cost $390,505)		390,505

TOTAL INVESTMENTS (Cost $36,195,087) - 99.31%		35,544,583

Liabilities In Excess of Other Assets - (0.79)%		246,236

TOTAL NET ASSETS - 100.00%		$ 35,790,818

(a) Variable rate security; the coupon rate shown represents the 7-day yield as of March 31, 2024.

Security Valuation Note (unaudited)

The value of each portfolio instrument held by the Funds is determined by using market prices.  Market prices may be determined on the basis of prices furnished by a pricing service.  If market quotations are not readily available or if an event occurs after the close of the exchange on which the Funds’ portfolio securities are principally traded, which, in the Advisor’s opinion has materially affected the price of those securities, the Funds may use fair value pricing procedures established by the Board of Trustees to determine fair value of such securities.  When fair value pricing is employed, the prices of securities used by the Funds to calculate their net asset value may differ from quoted or published prices of the same securities.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund's assets carried at fair value:

Ancora Income Fund

Valuation Inputs	Investments	Other Financial
	In Securities	Inputs
Level 1 - Quoted Prices	$ 35,544,583	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 35,544,583	- 0 -